Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Schedule of Troubled Debt Restructurings (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of period	$ 46,342	$ 58,411	$ 50,889	$ 67,660	$ 67,660	$ 93,859
Accretion	(3,222)	(4,944)	(8,009)	(9,374)	(18,204)	(29,674)
Reclassification from nonaccretable difference	311	2,948	631	2,948	6,252	6,815
Disposals	0	0	(80)	(4,819)	(4,819)	(3,340)
Balance at end of period	$ 43,431	$ 56,415	$ 43,431	$ 56,415	$ 50,889	$ 67,660